UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.
 (Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2017
Date of reporting period: September 30, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (94.92%)
CONSUMER DISCRETIONARY – (15.21%)
Automobiles & Components – (4.04%)
Adient PLC	697,630	$58,593,944
Delphi Automotive PLC	353,330	34,767,672
		93,361,616
Consumer Durables & Apparel – (0.55%)
Hunter Douglas N.V. (Netherlands)	152,138	12,626,396
Media – (1.54%)
Liberty Global PLC, LiLAC Class C *	168,762	3,932,155
Liberty Global PLC, Series C *	965,428	31,569,495
		35,501,650
Retailing – (9.08%)
Amazon.com, Inc. *	150,440	144,625,494
CarMax, Inc. *	415,740	31,517,249
Liberty Expedia Holdings, Inc., Series A *	53,085	2,819,344
Liberty Interactive Corp., Liberty Ventures, Series A *	79,533	4,577,124
Liberty Interactive Corp., QVC Group, Series A *	259,698	6,121,082
Liberty TripAdvisor Holdings Inc., Series A *	73,575	908,651
Priceline Group Inc. *	10,536	19,289,520
		209,858,464
	Total Consumer Discretionary	351,348,126
CONSUMER STAPLES – (1.72%)
Food & Staples Retailing – (1.72%)
Costco Wholesale Corp.	242,020	39,761,466
	Total Consumer Staples	39,761,466
ENERGY – (9.97%)
Apache Corp.	2,034,600	93,184,680
Cabot Oil & Gas Corp.	1,338,400	35,802,200
Encana Corp. (Canada)	5,001,703	58,920,061
Occidental Petroleum Corp.	660,322	42,399,276
	Total Energy	230,306,217
FINANCIALS – (31.79%)
Banks – (10.32%)
JPMorgan Chase & Co.	1,153,776	110,197,146
Wells Fargo & Co.	2,326,491	128,305,979
		238,503,125
Diversified Financials – (19.17%)
Capital Markets – (4.77%)
Bank of New York Mellon Corp.	2,079,011	110,229,163
Consumer Finance – (8.03%)
American Express Co.	1,128,010	102,039,785
Capital One Financial Corp.	985,329	83,417,953
		185,457,738
Diversified Financial Services – (6.37%)
Berkshire Hathaway Inc., Class A *	459	126,105,660
Visa Inc., Class A	198,866	20,928,658
		147,034,318
		442,721,219

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.30%)
Multi-line Insurance – (1.16%)
Fairfax Financial Holdings Ltd. (Canada)	5,467	$2,837,373
Loews Corp.	500,225	23,940,768
		26,778,141
Property & Casualty Insurance – (1.14%)
Chubb Ltd.	110,529	15,755,909
Markel Corp. *	9,855	10,524,943
		26,280,852
		53,058,993
	Total Financials	734,283,337
HEALTH CARE – (4.75%)
Health Care Equipment & Services – (4.75%)
Aetna Inc.	387,300	61,584,573
Express Scripts Holding Co. *	395,417	25,037,805
UnitedHealth Group Inc.	118,439	23,196,278
	Total Health Care	109,818,656
INDUSTRIALS – (9.68%)
Capital Goods – (8.05%)
Johnson Controls International PLC	1,277,596	51,474,343
Orascom Construction Ltd. (United Arab Emirates)*	598,473	4,039,693
Safran S.A. (France)	492,322	50,297,323
United Technologies Corp.	690,305	80,130,604
		185,941,963
Transportation – (1.63%)
FedEx Corp.	167,010	37,674,116
	Total Industrials	223,616,079
INFORMATION TECHNOLOGY – (14.65%)
Semiconductors & Semiconductor Equipment – (2.23%)
Texas Instruments Inc.	574,365	51,486,078
Software & Services – (12.42%)
Alphabet Inc., Class A *	73,249	71,324,016
Alphabet Inc., Class C *	110,326	105,814,770
ASAC II L.P. *(a)	1,174,606	1,139,838
CommerceHub, Inc., Series A *	13,228	298,556
CommerceHub, Inc., Series C *	26,558	567,013
Facebook Inc., Class A *	363,808	62,163,873
Fang Holdings Ltd., Class A, ADR (China)*	912,079	3,693,920
Microsoft Corp.	337,727	25,157,284
Oracle Corp.	349,040	16,876,084
		287,035,354
	Total Information Technology	338,521,432
MATERIALS – (7.15%)
Axalta Coating Systems Ltd. *	918,200	26,554,344
Ecolab Inc.	116,215	14,946,411
LafargeHolcim Ltd. (Switzerland)	1,082,998	63,225,390
OCI N.V. (Netherlands)*	907,996	21,259,316

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2017 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
	Praxair, Inc.	280,114	$39,143,130
		Total Materials	165,128,591
	TOTAL COMMON STOCK – (Identified cost $1,272,506,934)		2,192,783,904
PREFERRED STOCK – (2.99%)
CONSUMER DISCRETIONARY – (2.99%)
Retailing – (2.99%)
	Didi Chuxing Joint Co., Series A (China)*(a)	1,161,716	59,168,635
	Didi Chuxing Joint Co., Series B (China)*(a)	195,204	9,942,150
		Total Consumer Discretionary	69,110,785
	TOTAL PREFERRED STOCK – (Identified cost $42,180,623)		69,110,785
SHORT-TERM INVESTMENTS – (2.12%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $8,186,737 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/17-10/01/47, total market value $8,349,720)	$8,186,000	8,186,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 10/02/17, dated 09/29/17, repurchase value of $4,643,406 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.30667%-4.50%, 02/01/27-07/01/47, total market value $4,735,860)	4,643,000	4,643,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $26,198,358 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.50%, 04/01/19-09/01/47, total market value $26,719,920)	26,196,000	26,196,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 10/02/17, dated 09/29/17, repurchase value of $9,824,901 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.71%-5.00%, 12/01/22-09/01/47, total market value $10,020,480)	9,824,000	9,824,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $48,849,000)		48,849,000
	Total Investments – (100.03%) – (Identified cost $1,363,536,557) – (b)		2,310,743,689
	Liabilities Less Other Assets – (0.03%)		(699,879)
	Net Assets – (100.00%)		$2,310,043,810

ADR: American Depositary Receipt

*	Non-income producing security.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2017 (Unaudited)

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $70,250,623 or 3.04% of the Fund's net assets as of September 30, 2017.

(b)	Aggregate cost for federal income tax purposes is $1,373,036,972. At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$993,357,645
	Unrealized depreciation	(55,650,928)
	Net unrealized appreciation	$937,706,717

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	September 30, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (77.26%)
CONSUMER DISCRETIONARY – (23.82%)
Consumer Durables & Apparel – (1.68%)
Hunter Douglas N.V. (Netherlands)	20,122	$1,669,986
Consumer Services – (10.92%)
New Oriental Education & Technology Group, Inc., ADR (China)	49,226	4,344,687
TAL Education Group, Class A, ADR (China)	130,248	4,390,660
Tarena International, Inc., Class A, ADR (China)	146,290	2,128,519
		10,863,866
Media – (5.83%)
Naspers Ltd. - N (South Africa)	26,904	5,802,580
Retailing – (5.39%)
Ctrip.com International, Ltd., ADR (China)*	13,367	704,976
JD.com Inc., Class A, ADR (China)*	85,855	3,279,661
Jumei International Holding Ltd., Class A, ADR (China)*	4,057	11,765
Vipshop Holdings Ltd., Class A, ADR (China)*	155,437	1,366,291
		5,362,693
	Total Consumer Discretionary	23,699,125
ENERGY – (5.83%)
Encana Corp. (Canada)	363,435	4,281,264
Paramount Resources Ltd., Class A (Canada)*	75,550	1,495,560
Seven Generations Energy Ltd., Class A (Canada)*	1,448	22,908
	Total Energy	5,799,732
FINANCIALS – (9.00%)
Diversified Financials – (6.05%)
Capital Markets – (4.95%)
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	324,520	2,454,021
Noah Holdings Ltd., ADS (China)*	76,844	2,467,461
		4,921,482
Diversified Financial Services – (1.10%)
Groupe Bruxelles Lambert S.A. (Belgium)	7,170	754,206
Pargesa Holding S.A., Bearer Shares (Switzerland)	4,131	343,415
		1,097,621
		6,019,103
Insurance – (2.95%)
Multi-line Insurance – (2.95%)
Sul America S.A. (Brazil)	518,697	2,929,918
	Total Financials	8,949,021
HEALTH CARE – (4.65%)
Pharmaceuticals, Biotechnology & Life Sciences – (4.65%)
Novartis AG, ADR (Switzerland)	28,000	2,403,800
Roche Holding AG - Genusschein (Switzerland)	8,700	2,220,933
	Total Health Care	4,624,733
INDUSTRIALS – (14.72%)
Capital Goods – (8.30%)
Brenntag AG (Germany)	9,184	511,413
Meggitt PLC (United Kingdom)	130,817	913,286
Safran S.A. (France)	31,521	3,220,295
Schneider Electric SE (France)	41,554	3,616,167
		8,261,161

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2017 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (0.01%)
Novus Holdings Ltd. (South Africa)	9,306	$4,488
Transportation – (6.41%)
CAR Inc. (China)*	1,053,241	962,689
InterGlobe Aviation Ltd. (India)	206,757	3,464,572
ZTO Express (Cayman) Inc., Class A, ADR (China)*	138,678	1,947,039
		6,374,300
	Total Industrials	14,639,949
INFORMATION TECHNOLOGY – (11.59%)
Software & Services – (7.35%)
58.com Inc., Class A, ADR (China)*	2,346	148,127
Alibaba Group Holding Ltd., ADR (China)*	23,840	4,117,406
Baidu, Inc., Class A, ADR (China)*	3,847	952,863
Fang Holdings Ltd., Class A, ADR (China)*	517,331	2,095,191
		7,313,587
Technology Hardware & Equipment – (4.24%)
Hollysys Automation Technologies Ltd. (China)	195,170	4,217,624
	Total Information Technology	11,531,211
MATERIALS – (7.65%)
Air Liquide S.A. (France)	4,042	539,112
Akzo Nobel N.V. (Netherlands)	22,296	2,058,591
LafargeHolcim Ltd. (Switzerland)	48,003	2,802,413
Linde AG (Germany)	10,622	2,215,179
	Total Materials	7,615,295
TOTAL COMMON STOCK – (Identified cost $58,674,896)		76,859,066
PREFERRED STOCK – (6.65%)
CONSUMER DISCRETIONARY – (6.65%)
Retailing – (6.65%)
Didi Chuxing Joint Co., Series A (China)*(a)	106,435	5,420,958
Grab Inc., Series G (Singapore)*(a)	214,779	1,190,286
	Total Consumer Discretionary	6,611,244
TOTAL PREFERRED STOCK – (Identified cost $4,143,934)		6,611,244
SHORT-TERM INVESTMENTS – (16.26%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $2,710,244 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/17-10/01/47, total market value $2,764,200)	$2,710,000	2,710,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 10/02/17, dated 09/29/17, repurchase value of $1,537,134 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.30667%-4.50%, 02/01/27-07/01/47, total market value $1,567,740)	1,537,000	1,537,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $8,671,780 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 11/01/28-08/01/47, total market value $8,844,420)	8,671,000	8,671,000

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 10/02/17, dated 09/29/17, repurchase value of $3,252,298 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.851%-5.00%,12/01/22-10/01/47, total market value $3,317,040)	$3,252,000	$3,252,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,170,000)	16,170,000
		Total Investments – (100.17%) – (Identified cost $78,988,830) – (b)	99,640,310
		Liabilities Less Other Assets – (0.17%)	(166,164)
		Net Assets – (100.00%)	$99,474,146

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,611,244 or 6.65% of the Fund's net assets as of September 30, 2017.

(b)	Aggregate cost for federal income tax purposes is $80,627,386. At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$22,688,766
		Unrealized depreciation	(3,675,842)
		Net unrealized appreciation	$19,012,924

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2017 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2017 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2017 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$351,348,126	$23,699,125
Consumer Staples	39,761,466	–
Energy	230,306,217	5,799,732
Financials	734,283,337	8,949,021
Health Care	109,818,656	4,624,733
Industrials	223,616,079	14,639,949
Information Technology	337,381,594	11,531,211
Materials	165,128,591	7,615,295
Total Level 1	2,191,644,066	76,859,066
Level 2 – Other Significant Observable Inputs:
Short-term securities	48,849,000	16,170,000
Total Level 2	48,849,000	16,170,000
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	69,110,785	6,611,244
Information Technology	1,139,838	–
Total Level 3	70,250,623	6,611,244
Total Investments	$2,310,743,689	$99,640,310

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the nine months ended September 30, 2017.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2017:

	Selected American Shares	Selected International Fund
Investment Securities:
Beginning balance	$45,524,675	$6,371,621
Cost of purchases	9,942,150	1,190,286
Proceeds from sales	–	(2,455,493)
Net realized gain	–	547,789
Net change in unrealized appreciation (depreciation)	14,783,798	957,041
Ending balance	$70,250,623	$6,611,244

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2017	$14,783,798	$1,352,257

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.  The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2017 (Unaudited)

Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

Fund	Investments at Value	Fair Value at September 30, 2017	Valuation Technique	Unobservable Input(s)	Amount(s)	Impact to Valuation from an Increase in Input
Selected American Shares	Common Stock	$1,139,838	Discounted Cash Flow	Annualized Yield	2.429%	Decrease

	Preferred Stock	69,110,785	Market Approach	Transaction Price	$50.9321	Increase
		$70,250,623

Selected International Fund	Preferred Stock	$5,420,958	Market Approach	Transaction Price	$50.9321	Increase

	Preferred Stock	1,190,286	Market Approach	Transaction Price	$5.54191	Increase
		$6,611,244

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2017

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: November 27, 2017